SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
Schedule of short-term bank loans and current maturities of long-term borrowings

	2019	2020
Short-term bank loans	8,705	9,934
Current maturities of long-term borrowings	8,746	9,350
Total	17,451	19,284

Schedule of short-term bank loans

		2019		2020
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
Bank Mandiri	Rp	—	2,400	—	2,900
BNI	Rp	—	1,238	—	897
PT Bank BNI Syariah ("BNI Syariah")	Rp	—	17	—	—
Sub-total			3,655		3,797
Third parties
MUFG Bank, Ltd. ("MUFG Bank")	Rp	—	1,705	—	2,611
HSBC	Rp	—	1,754	—	2,304
	US$	0	4	0	4
Bank DBS	Rp	—	722	—	573
	US$	1	13	1	13
PT Bank UOB Indonesia ("UOB Indonesia")	Rp	—	500	—	200
BTPN	Rp	—	—	—	110
SCB	Rp	—	150	—	100
Bank CIMB Niaga	Rp	—	78	—	78
Others (each below Rp75 billion)	Rp	—	124	—	73
	US$	—	—	5	71
Sub-total			5,050		6,137
Total			8,705		9,934

Schedule of short-term bank loans, other significant information

			Total facility			Interest rate per
	Borrower	Currency	(in billions)	Maturity date	Interest rate	annum	Security**
Mandiri
2019 - 2020	The Company, Finnet	Rp	2,900	April 28, 2021 - November 21, 2021	Monthly, Quarterly	1 month JIBOR + 1.50% 3 month JIBOR + 0.60%	None
BNI
2014 - 2017	GSD, Sigma[a], TLT	Rp	615	January 9, 2021 - November 7, 2021	Monthly	7.90% - 9.00%	Trade receivables and property and equipment
2014 - 2020	Telkom Infratel, Infomedia[b], Sigma[h], Metranet	Rp	1,455	January 9, 2021 - December 19, 2021	Monthly	1 month JIBOR + 2.20% - 2.50%	Trade receivables and property and equipment
MUFG Bank
2018 - 2020	The Company, Infomedia, Metra, GSD, Telkom Infratel	Rp	2,660	January 22, 2021 - September 27, 2021	Monthly	1 month JIBOR + 0.70%	None
HSBC
2018	Sigma[c,h]	Rp	600	July 15, 2021	Monthly	Under BLR 8.75%	Trade receivables
2018	Sigma[c,h]	US$	0.004	July 15, 2021	Monthly	Under BLR 9.13%	Trade receivables
2018 - 2020	The Company, Sigma, Melon, Metra, MD Media, PINS, Metranet	Rp	2,850	January 23, 2021 - December 31, 2021	Monthly, Quarterly	1 month JIBOR + 0.70% - 0.90% 3 month JIBOR + 1.00%	None
DBS
2016	Nutech	Rp	4	October 13, 2021	Monthly	9.00%	None
2016	Sigma[d,e]	US$	0.02	July 31, 2021	Semi-annually	3.25% (US$). 10.75% (Rp)	Trade receivables
2018	Telkom Infratel, Infomedia	Rp	600	July 31, 2021	Monthly	1 month JIBOR + 0.70% - 1.45%	None
UOB Indonesia
2016	Finnet[f]	Rp	500	March 31, 2021	Monthly	1 month JIBOR + 1.75%	None
BTPN
2020	PINS	Rp	250	March 13, 2021	Quarterly	3 month JIBOR + 1.50%	None
SCB
2019	GSD[g]	Rp	150	January 17, 2021	Monthly	Cost of fund + 2.00%	None
Bank CIMB Niaga
2013	GSD[h]	Rp	85	January 1, 2021	Monthly	10.90% - 11.50%	Trade receivables and property and equipment

*   In original currency

** Refer to Note 6 and Note 13 for details of trade receivables and property and equipment pledged as collateral.

[a] Based on the latest amendment on April 23, 2019.

[b] Based on the latest amendment on March 28, 2018 and July 6, 2018.

[c] Based on the latest amendment on July 16, 2018.

[d] Based on the latest amendment on December 5, 2018.

[e] Facility in U.S. Dollar. Withdrawal can be executed in U.S. Dollar and Rupiah.

[f] Based on the latest amendment on December 11, 2020.

[g] Based on the latest amendment on January 18, 2019.

[h] Unsettled loan will be automatically extended.

Schedule of current maturities of long-term borrowings

	Notes	2019	2020
Two-step loans	21a	194	184
Bonds and notes	21b	2,491	478
Bank loans	21c	5,434	7,648
Other borrowings	21d	627	1,040
Total		8,746	9,350